INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES

Inventory at December 31 consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Raw materials	$22,082	$22,936
Precast products	—	6,772
Building materials for resale	1,645	1,992
Other	1,274	1,456
	$25,001	$33,156